Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Argent Focused Small Cap ETF | Argent Focused Small Cap ETF Class
Prospectus [Line Items]
Annual Return [Percent]	(2.88%)	14.43%	24.77%
Argent Large Cap ETF | Argent Large Cap ETF Class
Prospectus [Line Items]
Annual Return [Percent]	8.60%	20.59%	30.49%	(18.42%)	28.76%
Argent Mid Cap ETF | Argent Mid Cap ETF Class
Prospectus [Line Items]
Annual Return [Percent]	(1.42%)	13.02%	31.27%